Cover	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	AQUA METALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37515
Entity Tax Identification Number	47-1169572
Entity Address, Address Line One	2500 Peru Dr.
Entity Address, City or Town	McCarran,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89437
City Area Code	(775)
Local Phone Number	525-1936
Title of 12(b) Security	Common stock: Par value $.001
Trading Symbol	AQMS
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001621832